ORGANIZATION AND PRINCIPAL ACTIVITIES (Schedule Of Consolidated Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated financial information [Line Items]
Cash and cash equivalents	$ 56,226	$ 166,652
Term deposits		494,065
Short-term investments	$ 2,619	29,384
Accounts and notes receivable, net	4,044	11,599
Prepaid expenses and other current assets	50,321	33,235
Amounts due from related parties	16,484	1,001
Total current assets	403,938	$ 763,203
Long-term loan receivable, net	15,273
Property and equipment, net	33,289	$ 41,848
Long-term investments	810,990	319,656
Other non-current assets	2,313	21,691
Non-current assets held for sale	2,030	2,755
TOTAL ASSETS	1,267,833	1,149,153
Accounts payable	5,031	$ 4,127
Short-term debt	106,919
Accrued expenses and other current liabilities	29,731	$ 21,961
Payable to investors	$ 48,893
Gain on disposal of equity method investment, net of tax		$ 56,993
Amounts due to related parties	$ 36	37
Deferred revenue and advance from customers	3,885	3,749
Income tax payable	6,118	9,217
Current liabilities held for sale	8,138	6,953
Total current liabilities	208,751	46,044
Other long-term liabilities	7,622	730
Total non-current liabilities	129,694	730
TOTAL LIABILITIES	338,445	46,774
Net revenue	41,111	46,668	$ 64,050
Loss from continuing operations	(223,177)	29,790	(34,424)
(Loss) income from discontinued operations	1,520	30,288	98,065
Net cash provided by operating activities	(50,042)	56,439	(73,035)
Net cash used in investing activities	(248,984)	109,215	20,065
Net cash provided by financing activities	180,430	(134,832)	(1,033)
VIEs and their subsidiaries [Member]
Consolidated financial information [Line Items]
Cash and cash equivalents	$ 15,359	16,870
Term deposits		$ 16,117
Short-term investments	$ 2,748
Accounts and notes receivable, net	4,044	$ 11,580
Financing receivable, net	72,619	6,285
Prepaid expenses and other current assets	22,932	13,108
Amounts due from related parties	425	494
Current assets held for sale	3,917	15,687
Total current assets	122,044	$ 80,141
Long-term loan receivable, net	15,273
Property and equipment, net	2,327	$ 6,471
Long-term investments	18,852	2,460
Other non-current assets	1,195	2,174
Non-current assets held for sale	1,888	1,282
Total non-current assets	39,535	12,387
TOTAL ASSETS	161,579	92,528
Accounts payable	4,914	$ 4,025
Short-term debt	6,919
Accrued expenses and other current liabilities	13,762	$ 14,131
Payable to investors	46,219
Amounts due to related parties	36	$ 37
Deferred revenue and advance from customers	3,670	3,493
Income tax payable	5,652	3,153
Current liabilities held for sale	7,729	6,341
Total current liabilities	88,901	31,180
TOTAL LIABILITIES	88,901	31,180
Net revenue	39,017	46,012	63,284
Loss from continuing operations	(68,991)	(66,467)	(64,329)
(Loss) income from discontinued operations	4,302	(26,025)	(26,824)
Net cash provided by operating activities	34,652	24,502	11,820
Net cash used in investing activities	(102,061)	$ (20,696)	(7,457)
Net cash provided by financing activities	$ 55,928		$ 8,133